INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Major components of tax expense (income) [abstract]
Statutory tax rate	0.34
Income tax rate	25.00%
Social contribution tax rate	9.00%
Income before taxes	R$ 7,270,943	R$ 6,763,809	R$ 5,573,916
Income and social contribution tax expenses, at the tax rate of 34%	(2,472,121)	(2,299,695)	(1,895,131)
Tax benefit related to interest on equity allocated	1,145,800	1,055,700	881,202
IR and CS on interest SELIC update of undue debts	0	0	89,254
Non-deductible expenses, gifts, incentives	(147,708)	(128,670)	(95,677)
TaxEffectOnExplorationProfit	32,412	85,369	90,258
Equity pickup	(6,197)	(1,479)	(4,623)
Unclaimed interest on equity	(14,169)	(19,182)	(19,253)
Deferred taxes on tax losses, negative basis and temporary differences	32,469	0	84,274
Other	336,114	101,480	335,757
Tax debits	R$ (1,093,400)	R$ (1,206,477)	R$ (533,939)
Effective rate	0.150	0.178	0.096
Current income and social contribution taxes	R$ 922,987	R$ 752,097	R$ 665,499
Deferred income and social contribution taxes	R$ 170,413	R$ 454,380	R$ (131,560)